Medium-term notes (Details) (CNY) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended			12 Months Ended
	Oct. 13, 2010 Medium-term notes Tianwei Yingli item	Dec. 31, 2013 Medium-term notes Tianwei Yingli	Dec. 31, 2013 Medium-term notes Yingli China item	Mar. 31, 2012 Medium-term notes Yingli China Maximum	Oct. 13, 2010 Medium-term notes first tranche Tianwei Yingli	Dec. 31, 2013 Medium-term notes first tranche Yingli China	May 03, 2012 Medium-term notes first tranche Yingli China	May 10, 2011 Medium-term notes second tranche Tianwei Yingli	Dec. 31, 2013 Medium-term notes second tranche Yingli China	May 03, 2012 Medium-term notes second tranche Yingli China
Debt
Principal amount	2,400,000			1,500,000	1,000,000		1,200,000	1,400,000		300,000
Term of loan facility	5 years					3 years			5 years
Number of tranches allowed	2		2
Fixed annual interest rate for first three years (as a percent)					4.30%
Number of years initial interest rate is applicable					3 years
Fixed annual interest rate for remaining two years (as a percent)					5.70%
Remaining number of years subsequent interest rate is applicable					2 years
Effective interest rate (as a percent)		4.82%
Interest rate (as a percent)							5.78%	6.15%		6.01%